UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:


/s/ Kian Ghazi                 New York, New York            November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $ 122,618
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2  COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8

                              TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP       (X$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
ABERCROMBIE & FITCH CO        CLASS A     002896207    12,339      200,438 SH           SOLE        NONE        200,438
ANN INC                       COM         036115103     4,711      206,247 SH           SOLE        NONE        206,247
AVIAT NETWORKS INC            COM         05366Y102     5,129    2,182,673 SH           SOLE        NONE      2,182,673
BLYTH INC                     COM NEW     09643P207     9,202      165,948 SH           SOLE        NONE        165,948
CIBER INC                     COM         17163B102     2,649      874,369 SH           SOLE        NONE        874,369
DELL INC                      COM         24702R101    10,136      716,797 SH           SOLE        NONE        716,797
ELECTRONIC ARTS INC           COM         285512109     6,018      294,268 SH           SOLE        NONE        294,268
FALCONSTOR SOFTWARE INC       COM         306137100     2,155      738,113 SH           SOLE        NONE        738,113
FIRST SOLAR INC               COM         336433107     1,062       16,800     PUT      SOLE        NONE         16,800
FROZEN FOOD EXPRESS INDS INC  COM         359360104     3,768    1,878,354 SH           SOLE        NONE      1,878,354
INGRAM MICRO INC              CL A        457153104    10,665      661,216 SH           SOLE        NONE        661,216
SPDR GOLD TRUST               GOLD SHS    78463V107    11,873       75,114 SH           SOLE        NONE         75,114
SPDR GOLD TRUST               GOLD SHS    78463V107    11,870       75,100     PUT      SOLE        NONE         75,100
SPDR S&P 500 ETF TR           TR UNIT     78462F103     7,027       62,100     PUT      SOLE        NONE         62,100
SYMANTEC CORP                 COM         871503108     9,409      577,247 SH           SOLE        NONE        577,247
TALBOTS INC                   COM         874161102     6,980    2,585,362 SH           SOLE        NONE      2,585,362
TALBOTS INC                   COM         874161102       377      139,600     CALL     SOLE        NONE        139,600
XO Group                      COM         983772104     7,248      887,094 SH           SOLE        NONE        887,094


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